Operating expenses (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Summary of Research and Development Expense	RESEARCH AND DEVELOPMENT EXPENSES

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Purchases, sub-contracting and other expenses	(9,386)	(7,096)
Payroll costs (including share-based payments)	(5,105)	(5,397)
Depreciation, amortization and provision expenses(1)	(1,015)	(583)
Total research and development expenses	(15,506)	(13,077)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Disclosure of Selling, General and Administrative Expenses	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Purchases, fees and other expenses	(5,152)	(2,955)
Payroll costs (including share-based payments)	(4,848)	(3,641)
Depreciation, amortization and provision expenses (1)	(176)	(159)
Total SG&A expenses	(10,176)	(6,755)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Summary of Payroll Costs	PAYROLL COSTS

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Wages and salaries	(5,939)	(5,658)
Payroll taxes	(2,574)	(1,799)
Share-based payments	(1,398)	(1,542)
Retirement benefit obligations	(42)	(38)
Total payroll costs	(9,953)	(9,038)
Average headcount	93	104
End-of-period headcount	98	98

Disclosure of Depreciation, Amortization and Provision Expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended June 30, 2021
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(23)	(2)	(25)
Amortization expense of tangible assets	(602)	(174)	(776)
Provision for charges	(390)	—	(390)
Total depreciation, amortization and provision expenses	(1,015)	(176)	(1,191)

	For the six month period ended June 30, 2020
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(73)	(44)	(117)
Amortization expense of tangible assets	(623)	(167)	(789)
Reversal of provision for disputes	112	52	164
Total depreciation, amortization and provision expenses	(583)	(159)	(742)

Disclosure Of Other Operating Income (Expense)	OTHER OPERATING INCOME AND EXPENSES

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Contract termination indemnities (PharmaEngine)	5,414	—
Total Other operating income and expenses	5,414	—